Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of financial risk management [Abstract]
Disclosure of credit risk exposure [text block]
The gross carrying amount of financial assets, net of any impairment losses recognized represents the maximum credit exposure. The maximum exposure to credit risk as of March 31, 2024 and 2023 was as follows:

	March 31, 2024	March 31, 2023
Cash and cash equivalents (Including other bank deposits)	5,394,189	3,650,446
Restricted Cash	440,445	1,194,787
Other assets	2,004,216	850,261
Trade receivables	10,155,223	11,345,542
Other receivables	157,779	100,681
Other investments	1,203,862	1,044,020
	19,355,714	18,185,737

Disclosure of financial assets that are past due or impaired [Text Block]
Allowances for impairment for trade receivables have been provided based on Expected Credit Loss Method adopting a simplified approach provided in IFRS 9. The ageing analysis of trade receivables has been considered from the due date for the practical expedient. The ageing of trade receivables, net of allowances, is given below:

Period (in days)	March 31, 2024	March 31, 2023
Less than 365 days	10,155,223	10,872,340
More than 365 days	-	473,202
	10,155,223	11,345,542

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As of March 31, 2024
	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	486,888	531,000	531,000	-	-	-
6% Compulsory Convertible Debentures	7,156,074	8,631,877	528,003	1,584,000	1,056,003	5,463,871
9% Cumulative Non-convertible preference shares	500,000	120,000	30,000	30,000	30,000	30,000
Lease liabilities	3,042,839	8,588,700	587,700	773,500	531,200	6,696,300
Other liabilities	1,612,496	1,612,496	1,594,551	17,945	-	-
Borrowing from banks	18,794,380	22,515,522	5,557,466	7,922,227	5,536,029	3,499,800
Borrowings from others	3,564,494	4,221,692	1,295,437	2,186,476	739,779	-
Trade and other payables	11,952,045	11,952,045	11,952,045	-	-	-
	47,109,216	58,173,332	22,076,202	12,514,148	7,893,011	15,689,971

As of March 31, 2023
	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	951,504	951,504	951,504	-	-	-
6% Compulsory Convertible Debentures	4,000,000	6,040,663	240,003	7,20,000	4,80,003	46,00,657
6 % Non Cumulative Compulsory convertible preference shares	500,000	500,000	-	-	-	500,000
Lease liabilities	2,451,179	5,703,330	585,790	788,588	555,216	3,773,736
Other liabilities	2,059,524	2,059,524	2,039,624	19,900	-	-
Borrowing from banks	14,982,750	19,853,900	5,680,600	5,755,100	4,800,000	3,618,200
Borrowings from others	2,045,239	2,361,800	748,900	1,149,400	463,500	-
Trade and other payables	11,287,453	11,287,453	11,287,453	-	-	-
	38,277,649	48,758,174	21,533,874	84,32,988	62,98,719	12,492,593

As of March 31, 2022
	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	371,995	371,995	371,995	-	-	-
Lease liabilities	2,207,403	4,281,949	507,037	733,287	430,022	2,611,603
Other liabilities	60,742	60,742	60,742	-	-	-
6% Compulsory Convertible Debentures	2,020,000	3,171,739	121,200	363,603	242,403	2,444,533
Borrowing from banks	8,380,415	10,334,236	6,585,649	2,468,789	1,257,280	22,518
Borrowings from others	4,479,774	3,853,302	1,106,150	1,042,525	719,827	984,800
Trade and other payables	10,510,409	10,510,409	10,510,409	-	-	-
	28,030,738	32,584,372	19,263,182	4,608,204	2,649,532	6,063,454

Disclosure of market risk [text block]
The Group’s exposure to foreign currency risk as of March 31, 2024 was as follows:
All amounts in respective currencies as mentioned (in thousands)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	600	-	-	5	105	-	-	-
Trade receivables	20,900	-	-	610	85	-	-	-
Trade payables	(8,050)	-	-	(418)		(29)	-	-
Foreign currency loan	(2,200)	-	-	-		-	-	-
Net balance sheet exposure	11,250	-	-	197	190	(29)	-	-

The Group’s exposure to foreign currency risk as of March 31, 2023 was as follows:
All amounts in respective currencies as mentioned (in thousands)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	405	-	-	44	69	-	-	-
Trade receivables	28,052	-	-	411	85	-	-	-
Trade payables	(28,575)	-	-	(250)	(34)	(27)	-	-
Foreign currency loan	(6,059)	-	-	-	-	-	-	-
Net balance sheet exposure	(6177)	-	-	205	120	(27)	-	-

The Group’s exposure to foreign currency risk as of March 31, 2022 was as follows:
All amounts in respective currencies as mentioned (in thousands)

	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	3,435	-	-	16	51	-	-	-
Trade receivables	29,093	-	-	222	85	-	-	-
Trade payables	(16,369)	-	-	(196)	(16)	(27)	(4)	-
Foreign currency loan	(9,389)	-	-	-	-	-	-	-
Net balance sheet exposure	6770	-	-	42	120	(27)	(4)	-

Sensitivity analysis for types of market risk [text block]	The analysis is performed on the same basis for 2023.
	Other comprehensive income	Profit or ( loss)
March 31, 2024	-	(18,361)

March 31, 2023	-	(47,755)

Disclosure of financial instruments by type of interest rate [text block]
At the reporting date the interest rate profile of the Group’s interest –bearing financial instruments were as follows:
	Carrying amount
	March 31, 2024	March 31, 2023
Fixed rate instruments
Financial assets
- Fixed deposits with banks	4,502,312	2,590,530
- Investment in debt securities	393,453	372,000

Financial liabilities
- Borrowings from banks	183,589	240,962
- Borrowings from others	11,361,108	6,773,700
Variable rate instruments
Financial liabilities
- Borrowings from banks	18,610,791	14,741,788
- Bank overdrafts	486,888	951,504

Disclosure of detailed information about the changes in equity and net profit due to changes in base points of variable interest [text block]
	Equity	Profit or (loss)
March 31, 2024	-	(9,245)
March 31, 2023	-	(12,185)